UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2010

Date of reporting period: May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2010 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

ANNUAL REPORT 2010
May 31, 2010

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2010.

Once again, the Fund demonstrated consistent financial performance and continued success in identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $2.7 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3

Fund Profile	4

Expenses	6

Schedule of Investments	7

Statement of Assets and Liabilities	21

Statement of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	25

Notes to Financial Statements	28

Report of Independent Registered Public Accounting Firm	37

Notice to Shareholders	38

Trustees and Officers	39

Approval of Advisory Agreement	42

3

Manager’s Discussion & Analysis

Mixed signals and questions about the sustainability of the economic recovery continued to resonate through the markets during the fiscal year ended May 31, 2010. Economic growth, as measured by the U.S. gross domestic product, increased at an annual rate over the past three calendar quarters by 2.2%, 5.6% and 2.7%, respectively. The unemployment rate increased to 9.7% in May 2010; since the beginning of the recession, which officially began in December 2007, the unemployment rate has increased by 4.7 percentage points.

In the twelve-months ended May 31, 2010, inflation as measured by the consumer price index (CPI) rose 2% and the core-CPI (which excludes food and energy from the CPI calculation) rose 0.9%--the smallest year-over-year gain in over 40 years. Profits from current production (corporate profits with inventory valuation and capital consumption adjustments) were up 34% in the calendar first quarter 2010 compared to the same period in 2009, the biggest year-over-year gain since 1984.

Interest rates declined across the yield curve through the fiscal year end. The two year decreased from 0.92% to 0.77% and the ten year decreased from 3.46% to 3.29%. For the twelve-month period ended May 31, 2010, the Fund’s CRA Share Class delivered total returns of 6.01%, the Institutional Share Class delivered total returns of 6.49% and the Retail Share Class delivered total returns of 6.04%.* The Fund’s U.S. agency multifamily mortgage-backed securities and U.S. agency single family mortgage-backed securities were the best performing sectors during this time period.

For the same period, the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, had a total return of 8.42%. Corporate debt and commercial mortgage-backed securities were the leading performers during the fiscal year (as measured by the sub-categories of corporate and commercial mortgage-backed securities within the benchmark), while U.S. Government securities were the worst performers (as measured by the U.S. Government sub-category within the benchmark).

Community Capital Management, Inc. continues to manage duration of the Fund in a narrow (10%-20%) band around that of the Barclays Capital U.S. Aggregate Bond Index. At the end of May, duration was 4.08 years versus the Index’s duration of 4.54 years.

*As of June 30, 2010, CRA Share Class’ 1-year, 5-year, 10-year and since inception (August 30, 1999) returns were 6.55%, 4.48%, 5.59% and 5.39%, respectively. The total annual CRA Share Class operating expenses were 0.95%. For the Institutional Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 7.03%, 4.75%, 5.73% and 5.77%, respectively. For the Retail Share Class the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 6.77%, 4.52%, 5.61% and 5.42%, respectively. Performance for the Institutional Share and Retail Share Classes for periods prior to March 2, 2007 is that of the CRA Share Class. Total annual Institutional Share Class and Retail Share Class operating expenses were 0.51% and 0.86%, respectively. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

Carefully consider the risks, investment objectives, and charges and expenses of the Fund before investing. This and other information can be found in the Fund’s prospectus which can be obtained by calling 866-202-3573. Please read the prospectus carefully before investing.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile May 31, 2010 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2010	Five Years Ended May 31, 2010	Ten Years Ended May 31, 2010
The Community Reinvestment Act Qualified Investment Fund—CRA Shares	6.01%	4.43%	5.63%
The Community Reinvestment Act Qualified Investment Fund—Institutional Shares	6.49%	n/a	5.64%*
The Community Reinvestment Act Qualified Investment Fund—Retail Shares	6.04%	n/a	5.26%*
Barclays Capital U.S. Aggregate Bond Index	8.42%	5.33%	6.52%

*	Class commenced operations on March 2, 2007. Return shown is annualized inception to date total return.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays Capital U.S. Aggregate Bond Index (the “U.S. Aggregate Index”). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†
The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2010 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

††
The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2010 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

5

Top Ten Holdings*
(% of Net Assets)

GNMA Multi Family 2006-63 A, 4.26%, 02/16/2032	1.41%
GNMA Multi Family 2009-115 AC, 2.02%, 09/16/2027	1.24%
FGLMC Single Family Pool A84382, 5.50%, 02/01/2039	1.12%
GNMA Multi Family 2009-86 A, 3.54%, 07/16/2035	0.91%
New York City Housing Development Corp. 5.63%, 11/01/2024	0.85%
GNMA Multi Family 2008-14 B, 4.75%, 10/16/2042	0.84%
GNMA Multi Family Pool 666268, 5.85%, 03/15/2043	0.83%
GNMA Multi Family 2007-12 A, 3.96%, 06/16/2031	0.82%
FNMA Multi Family Pool 958283, 5.54%, 03/01/2019	0.79%
GNMA Multi Family 2008-39 C, 5.02%, 03/16/2034	0.78%
9.59%

Asset Allocation
(% of Net Assets)

Corporate Bond	0.04%
FGLMC Single Family	6.38%
FHA Project Loan	0.78%
FNMA Multi Family	18.90%
FNMA Single Family	13.41%
GNMA Multi Family	26.61%
GNMA Single Family	12.72%
HUD	0.01%
SBA	1.84%
SBA Participation Certificate	0.03%
Municipal Bonds	15.89%
Miscellaneous Investments	0.79%
Certificate of Deposit	0.06%
Short Term Investments	3.47%
Liabilities in Excess of Other Assets	(0.93)%
100.00%

*Excludes Short-Term Investments

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Expenses May 31, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2009 and held for the six-month period ended May 31, 2010.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 Through May 31, 2010
Actual	CRA Shares Institutional Shares Retail Shares	$ 1,000.00 1,000.00 1,000.00	$ 1,018.30 1,020.60 1,018.80	$ 4.73 2.47 4.23
Hypothetical (5% return before expenses)	CRA Shares Institutional Shares Retail Shares	$ 1,000.00 1,000.00 1,000.00	$ 1,020.24 1,022.49 1,020.74	$ 4.73 2.47 4.23

*Expenses are equal to the annualized expense ratios of 0.94%, 0.49% and 0.84% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.83%, 2.06% and 1.88% for the period December 1, 2009 to May 31, 2010 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2010

	Principal
	Amount	Value
CORPORATE BOND - 0.04%
Salvation Army
5.44%, 09/01/2015	$370,000	$399,859
TOTAL CORPORATE BOND (Cost $370,000)		399,859

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 80.68%

FGLMC Single Family - 6.38%
Pool A91363, 4.50%, 03/01/2040	1,906,051	1,947,559
Pool A91756, 4.50%, 03/01/2040	1,362,647	1,392,321
Pool A68734, 5.00%, 07/01/2037	609,494	639,291
Pool A73050, 5.00%, 02/01/2038	288,659	302,772
Pool A78734, 5.00%, 06/01/2038	1,724,255	1,808,553
Pool A91364, 5.00%, 03/01/2040	1,456,855	1,527,934
Pool A91757, 5.00%, 04/01/2040	1,486,794	1,559,333
Pool A56707, 5.50%, 01/01/2037	431,820	460,640
Pool A57436, 5.50%, 01/01/2037	941,207	1,004,812
Pool A58653, 5.50%, 03/01/2037	1,927,086	2,057,315
Pool A59858, 5.50%, 04/01/2037	180,388	192,427
Pool A60749, 5.50%, 05/01/2037	847,044	903,576
Pool A63607, 5.50%, 07/01/2037	545,728	582,151
Pool A66019, 5.50%, 08/01/2037	1,379,031	1,472,223
Pool A68746, 5.50%, 10/01/2037	1,102,281	1,175,848
Pool A69361, 5.50%, 11/01/2037	710,379	758,385
Pool A73036, 5.50%, 01/01/2038	779,379	831,395
Pool A76192, 5.50%, 04/01/2038	1,163,143	1,240,772
Pool A76444, 5.50%, 04/01/2038	943,322	1,006,280
Pool A78742, 5.50%, 06/01/2038	5,275,434	5,627,520
Pool A83074, 5.50%, 11/01/2038	968,033	1,032,640
Pool A84142, 5.50%, 01/01/2039	732,050	780,907
Pool A84382, 5.50%, 02/01/2039	9,303,145	9,924,043
Pool A42806, 6.00%, 02/01/2036	580,758	630,168
Pool A44642, 6.00%, 04/01/2036	790,683	857,953
Pool A49014, 6.00%, 05/01/2036	669,115	723,114
Pool A52235, 6.00%, 09/01/2036	177,031	191,318
Pool A54312, 6.00%, 11/01/2036	1,313,954	1,425,743
Pool A55852, 6.00%, 12/01/2036	680,292	735,194
Pool A57261, 6.00%, 02/01/2037	775,560	837,666
Pool A60055, 6.00%, 04/01/2037	250,678	270,752
Pool A63610, 6.00%, 07/01/2037	841,099	908,452
Pool A66123, 6.00%, 07/01/2037	704,037	760,415
Pool A64648, 6.00%, 08/01/2037	593,270	640,778
Pool A67088, 6.00%, 09/01/2037	738,717	797,871
Pool A80026, 6.00%, 10/01/2037	817,227	882,669
Pool A68807, 6.00%, 11/01/2037	1,438,827	1,553,146
Pool A69362, 6.00%, 11/01/2037	533,012	575,694
Pool A78750, 6.00%, 06/01/2038	857,187	925,378
Pool C38992, 6.50%, 12/01/2029	252,221	279,010
Pool C50755, 6.50%, 03/01/2031	87,175	96,434
Pool C54246, 6.50%, 07/01/2031	34,384	38,036
Pool C59148, 6.50%, 10/01/2031	85,723	94,827
Pool B31166, 6.50%, 12/01/2031	23,449	25,940
Pool C61764, 6.50%, 12/01/2031	60,084	66,466
Pool C64625, 6.50%, 02/01/2032	177,003	195,692
Pool C65420, 6.50%, 03/01/2032	152,326	168,409
Pool C66763, 6.50%, 05/01/2032	386,092	426,858
Pool C66830, 6.50%, 05/01/2032	30,362	33,568
Pool C68518, 6.50%, 06/01/2032	102,488	113,309
Pool C72446, 6.50%, 08/01/2032	133,873	148,009

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool A49963, 6.50%, 06/01/2036	$88,223	$96,381
Pool A50703, 6.50%, 07/01/2036	713,519	779,491
Pool A52237, 6.50%, 08/01/2036	559,974	611,750
Pool A52899, 6.50%, 09/01/2036	546,028	596,514
Pool A53441, 6.50%, 10/01/2036	964,576	1,053,761
Pool A68747, 6.50%, 10/01/2037	778,849	849,402
		56,618,865
FHA Project Loan - 0.78%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,175,601	3,121,780
034-35271, 6.95%, 11/01/2025 (a)	376,155	379,063
034-35272, 6.95%, 11/01/2025 (a)	372,811	375,693
WM 2002-1, 7.43%, 08/01/2019 (a)	1,337,326	1,342,595
FHA Ridge, 6.45%, 01/01/2036 (a)	288,019	286,612
Reilly 130, 7.43%, 08/25/2021 (a)	1,438,148	1,443,814
		6,949,557
FNMA Multi Family - 18.90%
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,247,305
Pool 463535, 4.30%, 10/01/2019	1,985,969	2,055,675
Pool 464907, 4.33%, 04/01/2020	4,195,271	4,308,051
Pool 463712, 4.36%, 11/01/2019	2,505,509	2,589,287
Pool 464304, 4.36%, 01/01/2020	5,162,602	5,328,748
Pool 463873, 4.38%, 11/01/2019	465,013	482,726
Pool 464855, 4.38%, 04/01/2020	1,927,215	1,992,082
Pool 464772, 4.41%, 03/01/2020	3,946,956	4,078,511
Pool 463538, 4.42%, 09/01/2019	2,043,411	2,122,353
Pool 464223, 4.44%, 01/01/2020	811,749	841,692
Pool 464947, 4.44%, 04/01/2020	1,498,463	1,549,644
Pool 464994, 4.51%, 05/01/2020	2,175,000	2,258,356
Pool 464725, 4.60%, 03/01/2020	3,149,185	3,298,863
Pool 386602, 4.66%, 10/01/2013	316,105	337,016
Pool 387425, 4.76%, 06/01/2015	583,686	625,812
Pool 387286, 4.78%, 03/01/2015	2,879,305	3,047,965
Pool 463241, 4.80%, 08/01/2019	985,283	1,049,137
Pool 387284, 4.84%, 03/01/2015	921,719	991,686
Pool 463037, 4.86%, 09/01/2019	2,977,553	3,182,176
Pool 387659, 4.88%, 12/01/2015	901,015	970,404
Pool 387277, 4.89%, 02/01/2015	1,289,269	1,388,368
Pool 387273, 4.89%, 02/01/2015	1,197,178	1,289,198
Pool 387202, 4.98%, 12/01/2014	3,070,209	3,214,886
Pool 387560, 4.98%, 09/01/2015	932,339	1,007,173
Pool 387109, 5.02%, 09/01/2014	231,194	242,716
Pool 387517, 5.02%, 08/01/2020	1,867,306	1,975,845
Pool 386980, 5.04%, 06/01/2014	1,189,528	1,286,244
Pool 463944, 5.06%, 12/01/2024	5,774,673	6,277,590
Pool 873236, 5.09%, 02/01/2016	1,882,496	2,046,507
Pool 387289, 5.12%, 07/01/2029	669,914	699,199
Pool 387438, 5.18%, 06/01/2020	232,913	249,343
Pool 386104, 5.19%, 04/01/2021	220,189	234,954
Pool 387215, 5.19%, 01/01/2023	495,498	525,849
Pool TBA, 5.20%, 06/01/2040 (a)	576,591	596,017
Pool 387446, 5.22%, 06/01/2020	3,640,613	3,918,930
Pool 874244, 5.23%, 12/01/2020	1,055,367	1,153,040
Pool 463895, 5.25%, 10/01/2025	3,400,000	3,633,222
Pool 387452, 5.25%, 06/01/2035	746,848	776,909
Pool 874253, 5.29%, 08/01/2017	882,166	925,382
Pool 873414, 5.29%, 02/01/2024	1,459,694	1,511,843
Pool 387349, 5.31%, 04/01/2020	817,799	874,121
Pool 387312, 5.33%, 04/01/2035	542,138	567,114

The accompanying notes are an integral part of the financial statements.

9

	Principal
	Amount	Value
Pool 874082, 5.35%, 06/01/2018	$1,913,514	$1,999,670
Pool 958081, 5.36%, 01/01/2019	3,202,880	3,536,787
Pool 873470, 5.42%, 03/01/2016	1,967,560	2,169,730
Pool 958348, 5.44%, 04/01/2027	538,370	579,677
Pool 387399, 5.46%, 08/01/2020	282,705	307,091
Pool 387158, 5.48%, 11/01/2022	933,271	989,672
Pool 874487, 5.52%, 05/01/2025	4,566,278	4,954,178
Pool 958283, 5.54%, 03/01/2019	6,318,911	7,051,276
Pool 873550, 5.55%, 04/01/2024	1,666,237	1,783,929
Pool 874136, 5.57%, 12/01/2016	239,627	266,720
Pool 463000, 5.58%, 08/01/2021	1,340,577	1,485,989
Pool 874521, 5.61%, 04/01/2024	1,567,631	1,639,001
Pool 873863, 5.69%, 05/01/2016	1,435,875	1,599,818
Pool 874262, 5.75%, 01/01/2017	589,661	642,481
Pool 463507, 5.76%, 03/01/2027	3,650,944	4,054,307
Pool 873649, 5.79%, 05/01/2016	2,910,442	3,260,073
Pool 873766, 5.79%, 07/01/2024	1,052,583	1,162,676
Pool 386991, 5.86%, 06/01/2022	233,131	248,047
Pool 464296, 5.86%, 01/01/2028	2,401,482	2,678,225
Pool 386464, 5.88%, 08/01/2021	874,007	970,273
Pool 873731, 5.88%, 07/01/2023	2,344,207	2,626,973
Pool 874920, 5.91%, 07/01/2023	1,028,625	1,161,892
Pool 873830, 5.94%, 07/01/2024	4,428,772	4,947,331
Pool 387005, 5.95%, 06/01/2022	391,084	435,476
Pool 873949, 5.95%, 09/01/2024	4,105,589	4,588,618
Pool 463839, 5.96%, 11/01/2027	714,447	803,466
Pool 873642, 5.99%, 05/01/2024	653,393	711,980
Pool 873705, 6.03%, 06/01/2016	1,439,466	1,501,130
Pool 873706, 6.04%, 06/01/2016	5,950,329	6,301,354
Pool 958256, 6.09%, 12/01/2033	1,652,322	1,865,532
Pool 873679, 6.10%, 06/01/2024	848,161	928,545
Pool 387046, 6.11%, 10/01/2022	613,044	684,217
Pool 958614, 6.22%, 04/01/2027	850,361	976,344
Pool 385229, 6.33%, 09/01/2017	2,148,654	2,449,931
Pool 464969, 6.34%, 04/01/2028	5,200,000	6,044,373
Pool 380972, 6.35%, 12/01/2016	249,281	273,999
Pool 874736, 6.43%, 10/01/2025	486,025	565,419
Pool 384719, 6.59%, 02/01/2017	1,362,265	1,571,844
Pool 385136, 6.65%, 06/01/2020	226,462	246,440
Pool 383143, 6.75%, 02/01/2016	2,653,809	3,050,867
Pool 383145, 6.85%, 02/01/2019	1,897,473	2,180,904
Pool 385051, 6.89%, 05/01/2020	2,186,533	2,547,936
Pool 386046, 7.22%, 04/01/2021	2,679,904	3,174,764
		167,770,894
FNMA Single Family - 13.41%
Pool AA3490, 4.00%, 03/01/2039	1,448,915	1,439,322
Pool AA5316, 4.00%, 03/01/2039	1,056,952	1,049,954
Pool AA8598, 4.00%, 07/01/2039	1,052,925	1,045,954
Pool AC1837, 4.00%, 08/01/2039	980,627	974,134
Pool AC6309, 4.00%, 12/01/2039	1,185,113	1,177,267
Pool AA6523, 4.50%, 03/01/2039	2,611,881	2,670,036
Pool AA4384, 4.50%, 04/01/2039	1,293,833	1,322,640
Pool AA4469, 4.50%, 04/01/2039	889,946	909,761
Pool AA7034, 4.50%, 06/01/2039	1,183,800	1,210,158
Pool AA8599, 4.50%, 07/01/2039	1,380,852	1,412,461
Pool AC3371, 4.50%, 07/01/2039	1,010,489	1,032,988
Pool AC3373, 4.50%, 07/01/2039	872,692	892,668
Pool AC1446, 4.50%, 08/01/2039	2,222,300	2,271,780
Pool AC2554, 4.50%, 09/01/2039	1,737,233	1,775,914
Pool AC4095, 4.50%, 09/01/2039	1,099,605	1,124,088

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool AC5330, 4.50%, 11/01/2039	$1,589,372	$1,624,761
Pool AC7374, 4.50%, 11/01/2039	1,140,303	1,165,692
Pool AC9586, 4.50%, 12/01/2039	999,620	1,021,878
Pool AC8632, 4.50%, 01/01/2040	1,183,226	1,209,572
Pool AD1466, 4.50%, 01/01/2040	1,547,930	1,581,912
Pool AD2190, 4.50%, 01/01/2040	1,366,580	1,396,581
Pool AD1472, 4.50%, 02/01/2040	1,835,132	1,875,419
Pool AD1548, 4.50%, 02/01/2040	1,117,482	1,142,014
Pool AD3291, 4.50%, 02/01/2040	1,253,522	1,281,041
Pool AD3292, 4.50%, 02/01/2040	1,600,908	1,636,554
Pool AD1551, 4.50%, 03/01/2040	1,022,902	1,045,357
Pool AD4448, 4.50%, 04/01/2040	1,089,928	1,113,855
Pool AD4521, 4.50%, 05/01/2040	1,398,977	1,429,689
Pool AD6349, 4.50%, 05/01/2040	1,246,758	1,274,128
Pool 914311, 5.00%, 02/01/2037	271,789	284,767
Pool 961665, 5.00%, 02/01/2038	933,671	978,254
Pool 961946, 5.00%, 02/01/2038	534,741	560,275
Pool AC3372, 5.00%, 07/01/2039	1,619,622	1,696,797
Pool AC1447, 5.00%, 08/01/2039	1,245,764	1,305,124
Pool AC2562, 5.00%, 09/01/2039	1,009,565	1,057,670
Pool AC4096, 5.00%, 09/01/2039	1,206,614	1,264,109
Pool AC5998, 5.00%, 10/01/2039	1,616,026	1,693,030
Pool AD1467, 5.00%, 01/01/2040	1,002,782	1,050,565
Pool AD2191, 5.00%, 01/01/2040	1,185,307	1,241,787
Pool AD1549, 5.00%, 02/01/2040	1,208,723	1,266,319
Pool AD1552, 5.00%, 03/01/2040	1,170,664	1,226,446
Pool AD5583, 5.00%, 04/01/2040	690,416	723,315
Pool AD4522, 5.00%, 05/01/2040	1,142,531	1,196,973
Pool AD6350, 5.00%, 05/01/2040	1,612,059	1,688,874
Pool 906297, 5.50%, 01/01/2037	1,631,245	1,742,366
Pool 910418, 5.50%, 01/01/2037	416,919	445,320
Pool 910343, 5.50%, 02/01/2037	1,487,763	1,587,399
Pool 918816, 5.50%, 02/01/2037	606,637	647,961
Pool 915093, 5.50%, 04/01/2037	781,765	834,120
Pool 937689, 5.50%, 05/01/2037	744,273	794,117
Pool 937690, 5.50%, 05/01/2037	491,051	523,936
Pool 937698, 5.50%, 05/01/2037	1,230,365	1,312,763
Pool 942355, 5.50%, 06/01/2037	770,463	822,061
Pool 944232, 5.50%, 06/01/2037	538,101	574,138
Pool 942847, 5.50%, 07/01/2037	475,164	506,985
Pool 942856, 5.50%, 07/01/2037	1,438,386	1,534,715
Pool 948666, 5.50%, 07/01/2037	826,639	881,916
Pool 948667, 5.50%, 08/01/2037	766,637	817,902
Pool 960422, 5.50%, 12/01/2037	686,744	732,666
Pool 961664, 5.50%, 02/01/2038	533,588	569,323
Pool 961666, 5.50%, 02/01/2038	1,495,664	1,595,829
Pool 961947, 5.50%, 02/01/2038	2,226,396	2,375,498
Pool 933847, 5.50%, 05/01/2038	943,965	1,007,183
Pool 963383, 5.50%, 05/01/2038	813,487	867,967
Pool 975138, 5.50%, 05/01/2038	992,261	1,058,713
Pool 963547, 5.50%, 06/01/2038	742,933	792,687
Pool 985139, 5.50%, 07/01/2038	993,911	1,060,473
Pool 614014, 6.00%, 11/01/2031	138,690	152,201
Pool 614022, 6.00%, 11/01/2031	85,670	94,016
Pool 624093, 6.00%, 02/01/2032	169,828	186,373
Pool 809310, 6.00%, 01/01/2035	38,381	41,880
Pool 866068, 6.00%, 02/01/2036	124,806	134,937
Pool 886135, 6.00%, 07/01/2036	266,737	288,388
Pool 886642, 6.00%, 08/01/2036	828,175	895,400
Pool 900105, 6.00%, 08/01/2036	608,715	658,125
Pool 901392, 6.00%, 09/01/2036	444,839	480,947

The accompanying notes are an integral part of the financial statements.

11

	Principal
	Amount	Value
Pool 906002, 6.00%, 12/01/2036	$566,013	$611,957
Pool 907769, 6.00%, 12/01/2036	530,375	573,426
Pool 910417, 6.00%, 12/01/2036	668,814	723,103
Pool 922596, 6.00%, 12/01/2036	480,612	519,624
Pool 906298, 6.00%, 01/01/2037	380,133	410,989
Pool 910114, 6.00%, 01/01/2037	935,212	1,011,125
Pool 910344, 6.00%, 02/01/2037	635,865	686,287
Pool 914334, 6.00%, 03/01/2037	882,031	951,974
Pool 918822, 6.00%, 04/01/2037	565,649	611,564
Pool 937699, 6.00%, 05/01/2037	484,807	523,251
Pool 940757, 6.00%, 05/01/2037	529,568	572,553
Pool 942848, 6.00%, 07/01/2037	1,188,957	1,283,238
Pool 948669, 6.00%, 07/01/2037	920,154	992,545
Pool 952300, 6.00%, 07/01/2037	906,236	978,097
Pool 952628, 6.00%, 07/01/2037	1,373,028	1,481,047
Pool 952629, 6.00%, 07/01/2037	1,553,896	1,676,144
Pool 942857, 6.00%, 08/01/2037	1,677,381	1,810,391
Pool 946756, 6.00%, 08/01/2037	3,466,967	3,739,720
Pool 946757, 6.00%, 08/01/2037	707,903	763,595
Pool 907085, 6.00%, 09/01/2037	214,155	231,136
Pool 947770, 6.00%, 09/01/2037	1,838,249	1,982,868
Pool 947772, 6.00%, 09/01/2037	1,451,154	1,565,319
Pool 947774, 6.00%, 10/01/2037	1,105,870	1,192,871
Pool 953768, 6.00%, 11/01/2037	1,219,516	1,316,219
Pool 960011, 6.00%, 11/01/2037	1,399,785	1,509,909
Pool 960423, 6.00%, 12/01/2037	931,893	1,005,207
Pool 961370, 6.00%, 01/01/2038	653,603	705,023
Pool 961667, 6.00%, 02/01/2038	857,528	924,992
Pool 963384, 6.00%, 05/01/2038	827,708	892,826
Pool 964596, 6.00%, 07/01/2038	516,141	556,746
Pool 934366, 6.00%, 08/01/2038	89,127	96,139
Pool 965312, 6.00%, 09/01/2038	1,189,897	1,283,508
Pool 886136, 6.50%, 07/01/2036	415,572	453,412
Pool 900106, 6.50%, 08/01/2036	450,221	491,216
Pool 900649, 6.50%, 09/01/2036	1,107,426	1,208,262
Pool 901391, 6.50%, 09/01/2036	491,570	536,330
Pool 947771, 6.50%, 09/01/2037	741,879	808,040
		119,040,841
GNMA Multi Family - 26.61%
2009-115 AC, 2.02%, 09/16/2027	10,983,514	10,977,605
2010-49 A, 2.87%, 03/16/2051	1,273,344	1,298,424
2010-13 AB, 3.03%, 02/16/2030	6,650,000	6,742,875
2007-46 A, 3.14%, 06/16/2021	2,459	2,460
2009-90 AC, 3.14%, 01/16/2033	4,625,000	4,700,840
2007-77 A, 3.18%, 02/16/2026	2,193,671	2,220,318
2010-36 AC, 3.36%, 09/16/2036	400,000	406,290
2009-19 AD, 3.39%, 11/16/2040	1,279,497	1,313,407
2009-63 A, 3.40%, 01/16/2038	3,348,432	3,428,826
2009-49 A, 3.44%, 06/16/2034	3,143,584	3,229,679
2009-105 A, 3.46%, 12/16/2050	1,986,541	2,039,037
Pool TBA, 3.46%, 10/16/2037 (a)	375,000	374,385
2009-60 A, 3.47%, 03/16/2035	3,744,123	3,848,829
2007-39 AC, 3.51%, 07/16/2024	1,364,025	1,376,048
2009-86 A, 3.54%, 09/16/2035	7,807,464	8,062,754
2009-39 AB, 3.55%, 10/16/2038	1,375,698	1,417,608
2009-90 AE, 3.70%, 03/16/2037	4,475,000	4,561,069
2006-39 A, 3.77%, 06/16/2025	2,206,364	2,245,991
2009-4 A, 3.81%, 11/16/2037	3,241,988	3,364,288
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	2,075,324
2006-68 A, 3.89%, 07/16/2026	2,812,244	2,881,954

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
2007-55 A, 3.91%, 08/16/2027	$4,262,286	$4,359,924
2006-8 A, 3.94%, 08/16/2025	444,491	448,415
2007-12 A, 3.96%, 06/16/2031	7,091,835	7,316,146
2005-79 A, 4.00%, 10/16/2033	1,616,364	1,640,979
2008-92 B, 4.04%, 05/16/2030	500,000	521,747
2006-66 A, 4.09%, 08/16/2030	3,844,098	3,948,539
2006-51 A, 4.25%, 10/16/2030	6,275,090	6,514,228
2006-63 A, 4.26%, 02/16/2032	12,011,613	12,535,971
2007-34 A, 4.27%, 11/16/2026	6,174,637	6,334,737
2008-80 B, 4.28%, 03/16/2033	4,500,000	4,723,901
2009-119 B, 4.29%, 02/16/2041	3,000,000	3,076,624
2009-3 B, 4.30%, 10/16/2037	750,000	771,854
2007-13 A, 4.32%, 11/16/2029	1,943,979	2,000,695
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,667,646
2005-59 A, 4.39%, 05/16/2023	783,787	797,989
2005-87 A, 4.45%, 03/16/2025	412,273	419,418
2008-22 B, 4.50%, 12/16/2038	1,500,000	1,592,862
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,054,040
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,932,862
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,198,421
2008-52 B, 4.75%, 10/16/2032	4,750,000	5,084,370
2008-14 B, 4.75%, 10/16/2042	7,000,000	7,492,617
2008-86 B, 4.81%, 11/16/2031	2,750,000	2,940,625
2009-7 B, 4.95%, 11/16/2039	1,000,000	1,076,783
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	755,543
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,435,681
2008-39 C, 5.02%, 03/16/2034 (b)	6,450,000	6,938,608
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,862,947
2009-5 B, 5.07%, 08/16/2049 (b)	225,000	240,744
2006-32 A, 5.08%, 01/16/2030	617,430	647,181
2005-87 B, 5.12%, 01/16/2028 (b)	257,300	271,072
Pool 712102, 5.15%, 11/15/2032	1,071,142	1,147,503
Pool 735993, 5.15%, 08/15/2051 (a)	2,750,000	2,822,050
2008-48 D, 5.24%, 10/16/2039 (b)	750,000	820,114
Pool TBA, 5.25%, 07/01/2050 (a)	6,200,000	6,362,775
Pool 652131, 5.30%, 06/15/2023	1,884,048	1,996,984
Pool 666265, 5.45%, 10/15/2035	1,868,796	1,995,001
Pool 668966, 5.45%, 04/15/2044	2,526,629	2,728,049
Pool 640434, 5.46%, 03/15/2043	3,349,761	3,572,673
Pool 634979, 5.50%, 01/15/2036	436,127	458,241
Pool 461918, 5.52%, 12/15/2037	4,255,351	4,440,361
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	443,779
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,750,749
Pool 664218, 5.63%, 06/15/2043	2,630,292	2,805,958
Pool 664652, 5.65%, 06/15/2042	2,375,193	2,518,922
Pool 614125, 5.70%, 12/15/2030	1,511,359	1,557,879
Pool 650307, 5.75%, 03/15/2043	1,783,546	1,906,326
Pool 666268, 5.85%, 03/15/2043	6,850,343	7,331,176
Pool 653889, 5.88%, 01/15/2043	1,164,884	1,247,038
Pool 640436, 5.90%, 09/15/2043	1,275,277	1,372,252
Pool 645747, 6.00%, 09/15/2032	156,633	164,167
Pool 666259, 6.00%, 12/15/2042	2,293,569	2,452,902
Pool 637911, 6.00%, 07/15/2035	432,594	453,394
Pool 639306, 6.00%, 01/15/2036	1,139,654	1,199,308
Pool 649793, 6.05%, 08/15/2036	96,958	102,589
Pool 655317, 6.05%, 08/15/2039	1,435,281	1,562,242
Pool 653914, 6.10%, 06/15/2043	2,398,730	2,580,132
Pool 667881, 6.14%, 02/15/2043	981,435	1,051,687
Pool 699404, 6.15%, 04/15/2039	1,821,251	1,977,024
Pool 653904, 6.20%, 05/15/2043	774,192	831,896
Pool 636413, 6.25%, 04/15/2036	1,218,111	1,285,868

The accompanying notes are an integral part of the financial statements.

13

	Principal
	Amount	Value
Pool 645787, 6.25%, 08/15/2036	$255,361	$270,183
Pool 678208, 6.25%, 01/15/2038	1,569,226	1,700,461
Pool 677423, 6.25%, 09/15/2043	450,985	494,996
Pool 669506, 6.27%, 03/15/2049	1,629,640	1,771,441
Pool 669518, 6.30%, 04/15/2038	188,771	203,202
Pool 608326, 6.50%, 10/15/2033	1,094,178	1,146,800
Pool 643896, 6.50%, 06/15/2049	1,341,171	1,454,598
Pool 645785, 6.75%, 02/15/2048	1,928,344	2,092,340
		236,244,240
GNMA Single Family - 12.72%
Pool 646730, 4.50%, 03/15/2039	1,322,475	1,360,716
Pool 646771, 4.50%, 04/15/2039	1,217,536	1,252,742
Pool 716818, 4.50%, 04/15/2039	1,580,647	1,626,353
Pool G2 716876, 4.50%, 04/20/2039	1,027,269	1,054,241
Pool 650967, 4.50%, 05/15/2039	1,118,847	1,151,199
Pool 714559, 4.50%, 06/15/2039	993,728	1,022,462
Pool 717198, 4.50%, 06/15/2039	1,463,039	1,505,344
Pool 720050, 4.50%, 06/15/2039	1,113,295	1,145,487
Pool G2 716998, 4.50%, 06/20/2039	1,006,971	1,033,409
Pool 714594, 4.50%, 07/15/2039	1,128,930	1,161,574
Pool 720208, 4.50%, 07/15/2039	1,954,939	2,011,468
Pool G2 720338, 4.50%, 07/20/2039	1,676,455	1,720,471
Pool 720287, 4.50%, 08/15/2039	1,652,885	1,700,680
Pool G2 720449, 4.50%, 08/20/2039	1,066,962	1,094,975
Pool 726289, 4.50%, 09/15/2039	1,960,413	2,017,101
Pool G2 726542, 4.50%, 09/20/2039	1,296,238	1,330,271
Pool 726402, 4.50%, 10/15/2039	1,203,770	1,238,578
Pool G2 726610, 4.50%, 10/20/2039	1,293,929	1,327,902
Pool 728954, 4.50%, 12/15/2039	1,328,628	1,367,046
Pool G2 729265, 4.50%, 12/20/2039	1,000,675	1,026,948
Pool G2 729269, 4.50%, 12/20/2039	1,101,697	1,130,622
Pool 729017, 4.50%, 01/15/2040	1,764,739	1,815,768
Pool 736579, 4.50%, 02/15/2040	1,227,361	1,262,851
Pool G2 736423, 4.50%, 02/20/2040	1,048,968	1,076,678
Pool 737051, 4.50%, 03/15/2040	1,082,789	1,114,099
Pool G2 736425, 4.50%, 03/20/2040	1,171,530	1,202,477
Pool G2 741940, 4.50%, 04/20/2040	1,045,468	1,073,085
Pool 737222, 4.50%, 05/15/2040	1,250,114	1,286,262
Pool G2 742024, 4.50%, 05/20/2040	1,079,245	1,107,754
Pool 688624, 5.00%, 05/15/2038	889,715	940,230
Pool 411105, 5.00%, 01/15/2039	1,677,957	1,773,227
Pool 439079, 5.00%, 02/15/2039	1,170,967	1,237,452
Pool 646728, 5.00%, 03/15/2039	906,590	958,064
Pool 646750, 5.00%, 04/15/2039	1,377,716	1,455,939
Pool 716819, 5.00%, 04/15/2039	1,486,242	1,570,627
Pool 646777, 5.00%, 05/15/2039	1,030,559	1,089,071
Pool 720052, 5.00%, 06/15/2039	974,465	1,029,793
Pool 720288, 5.00%, 08/15/2039	1,137,083	1,201,643
Pool 722944, 5.00%, 08/15/2039	960,428	1,014,959
Pool G2 720434, 5.00%, 08/20/2039	1,465,993	1,545,712
Pool 726290, 5.00%, 09/15/2039	3,581,635	3,784,991
Pool G2 726543, 5.00%, 09/20/2039	1,790,618	1,887,989
Pool G2 726545, 5.00%, 09/20/2039	1,154,425	1,217,202
Pool 723006, 5.00%, 10/15/2039	998,080	1,054,749
Pool 726403, 5.00%, 10/15/2039	4,447,556	4,700,076
Pool G2 723007, 5.00%, 10/20/2039	1,216,864	1,283,035
Pool G2 726611, 5.00%, 10/20/2039	1,888,890	1,991,605
Pool G2 726726, 5.00%, 11/20/2039	1,175,406	1,239,323
Pool G2 727255, 5.00%, 12/20/2039	1,666,163	1,756,767
Pool G2 729266, 5.00%, 12/20/2039	1,169,678	1,233,283

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool G2 729270, 5.00%, 12/20/2039	$1,663,646	$1,754,113
Pool G2 727282, 5.00%, 01/20/2040	1,056,112	1,113,604
Pool G2 736355, 5.00%, 01/20/2040	1,158,362	1,221,420
Pool TBA, 5.00%, 06/15/2040	1,250,000	1,314,458
Pool G2 736424, 5.00%, 02/20/2040	1,981,055	2,088,899
Pool 737055, 5.00%, 03/15/2040	1,119,104	1,182,643
Pool G2 736426, 5.00%, 03/20/2040	1,066,616	1,124,680
Pool G2 741941, 5.00%, 04/20/2040	1,968,837	2,076,015
Pool G2 742025, 5.00%, 05/20/2040	1,168,623	1,232,240
Pool 684677, 5.50%, 03/15/2038	1,202,904	1,293,134
Pool 684721, 5.50%, 03/15/2038	730,299	785,079
Pool G2 684987, 5.50%, 03/20/2038	353,306	379,298
Pool 684802, 5.50%, 04/15/2038	746,119	802,086
Pool 688625, 5.50%, 05/15/2038	728,401	783,038
Pool G2 688636, 5.50%, 05/20/2038	1,224,961	1,315,079
Pool 690974, 5.50%, 06/15/2038	535,116	575,255
Pool G2 690973, 5.50%, 06/20/2038	950,805	1,020,753
Pool 693574, 5.50%, 07/15/2038	1,007,527	1,083,101
Pool G2 409120, 5.50%, 07/20/2038	1,587,969	1,704,792
Pool G2 700671, 5.50%, 10/20/2038	1,060,903	1,138,950
Pool 411116, 5.50%, 01/15/2039	1,366,503	1,469,004
Pool 705998, 5.50%, 01/15/2039	692,727	744,688
Pool 684678, 6.00%, 03/15/2038	782,011	847,359
Pool G2 684988, 6.00%, 03/20/2038	579,970	629,660
Pool 688626, 6.00%, 05/15/2038	626,676	679,044
Pool 688629, 6.00%, 05/15/2038	282,292	305,881
Pool G2 688637, 6.00%, 05/20/2038	437,314	474,782
Pool G2 693900, 6.00%, 07/20/2038	467,916	508,006
Pool 696513, 6.00%, 08/15/2038	944,952	1,023,917
Pool G2 696843, 6.00%, 08/20/2038	664,367	721,288
Pool 699255, 6.00%, 09/15/2038	2,266,041	2,455,401
Pool G2 698997, 6.00%, 09/20/2038	1,267,373	1,375,958
Pool 700791, 6.00%, 10/15/2038	373,046	404,220
Pool 705999, 6.00%, 01/15/2039	704,756	763,648
Pool G2 706407, 6.00%, 01/20/2039	721,415	783,263
Pool 582048, 6.50%, 01/15/2032	41,030	45,456
Pool 696514, 6.50%, 08/15/2038	710,359	775,901
Pool G2 696844, 6.50%, 08/20/2038	840,506	919,899
Pool G2 698998, 6.50%, 09/20/2038	871,711	954,052
Pool G2 706408, 6.50%, 01/20/2039	758,446	830,115
Pool 530199, 7.00%, 03/20/2031	62,184	70,268
		112,954,747
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	50,310

Small Business Administration - 1.84%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	327,399	321,654
Pool 507932, 0.58%, 04/25/2026 (b)	439,844	434,049
Pool 507766, 0.58%, 07/25/2031 (b)	155,345	153,373
Pool 507841, 0.58%, 08/25/2031 (b)	317,153	313,127
Pool 508045, 0.58%, 04/25/2032 (b)	1,035,377	1,022,122
Pool 507417, 0.60%, 09/25/2030 (b)	151,339	149,276
Pool 508206, 0.60%, 09/25/2032 (b)	1,536,564	1,518,102
Pool 508298, 0.60%, 01/25/2033 (b)	1,455,465	1,437,915
Pool 508506, 0.63%, 06/25/2033 (b)	3,162,735	3,127,138
Pool 508716, 0.82%, 06/25/2034 (b)	3,837,826	3,820,159
Loan #3829225004, 6.08%, 02/11/2020 (b)	782,834	809,419

The accompanying notes are an integral part of the financial statements.

15

	Principal
	Amount	Value
Loan #2347955003, 1.25%, 04/15/2017 (b)	$399,700	$399,509
Loan #2484686008, 1.43%, 10/15/2027 (b)	338,392	342,938
Loan #2604556010, 3.58%, 02/15/2017 (b)	199,993	209,702
Loan #3046316007, 1.13%, 12/03/2032 (b)	285,450	286,846
Loan #3111236004, 2.63%, 01/31/2015 (b)	62,196	63,529
Loan #3153295002, 1.13%, 07/24/2029 (b)	649,170	652,315
Loan #3169855009, 1.12%, 07/15/2031 (b)	114,291	114,850
Loan #3333015007, 6.08%, 04/15/2019 (b)	5,908	6,440
Loan #3334925000, 6.08%, 04/15/2019 (b)	11,782	12,843
Loan #3336625008, 6.08%, 04/15/2019 (b)	7,847	8,553
Loan #3340495009, 6.08%, 04/15/2019 (b)	6,310	6,877
Loan #3353945001, 6.08%, 04/15/2019 (b)	4,196	4,574
Loan #3667435004, 1.25%, 11/15/2034 (b)	716,639	723,777
Loan #3691215008, 0.89%, 10/19/2019 (b)	438,788	437,836
		16,376,923
SBA Participation Certificate - 0.03%
5.49%, 05/01/2028	209,823	228,934
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $687,919,282)		716,235,311

MUNICIPAL BONDS - 15.89%
California - 1.34%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,460,215
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,675,000	1,686,608
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	700,574
6.00%, 09/01/2010	1,815,000	1,831,807
6.00%, 09/01/2011	1,915,000	1,974,576
6.25%, 09/01/2017	250,000	269,467
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	785,718
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	477,825
Redding Redevelopment Agency
6.00%, 09/01/2010	125,000	125,661
Sacramento County Housing Authority
7.65%, 09/01/2015	570,000	584,706
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,676,416
Vacaville Redevelopment Agency
7.00%, 09/01/2010	360,000	364,565
		11,938,138
Colorado - 0.09%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	811,612	802,595

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Connecticut - 0.08%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	$50,000	$51,630
5.83%, 11/15/2016	645,000	694,104
		745,734
Florida - 1.32%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,830,970
Broward County School Board
7.40%, 07/01/2034	280,000	301,552
Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	998,890	996,193
Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	1,535,000	1,479,617
5.20%, 07/01/2028 (c)	2,705,000	2,812,280
6.85%, 04/01/2021	355,000	338,446
7.88%, 07/01/2015	325,000	333,879
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,029,110
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	1,000,000	997,350
6.60%, 08/01/2016	300,000	306,240
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	330,000	335,917
		11,761,554
Idaho - 0.24%
Idaho Housing & Finance Association
6.00%, 07/01/2035	405,000	392,830
6.45%, 07/01/2035	1,730,000	1,705,572
		2,098,402
Illinois - 0.00%
Illinois Housing Development Authority
5.50%, 12/01/2014	23,875	24,564

Indiana - 0.91%
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,245,000	4,386,019
5.69%, 07/01/2037	1,415,000	1,411,476
5.90%, 01/01/2037	2,320,000	2,313,481
		8,110,976
Kentucky - 0.99%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	695,931
5.17%, 07/01/2013	680,000	723,880
5.18%, 01/01/2014	160,000	169,126
5.33%, 07/01/2014	1,595,000	1,619,037
5.75%, 07/01/2037	3,445,000	3,428,533
5.77%, 07/01/2037	1,665,000	1,657,241
5.81%, 07/01/2014	500,000	528,020
		8,821,768

The accompanying notes are an integral part of the financial statements.

17

	Principal
	Amount	Value
Louisiana - 0.11%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	$940,000	$960,915

Maryland - 0.24%
Maryland Community Development Administration
6.07%, 09/01/2037	2,130,000	2,140,948

Massachusetts - 1.42%
Massachusetts Development Finance Agency
0.28%, 07/01/2038 (b)	1,000,000	1,000,000
Massachusetts Housing Finance Agency
0.35%, 04/01/2036 (b)	150,000	150,000
3.39%, 09/01/2011	1,500,000	1,512,900
5.21%, 12/01/2016	2,875,000	2,939,227
5.54%, 12/01/2025	2,495,000	2,399,641
5.55%, 06/01/2025	940,000	912,919
5.84%, 12/01/2036	1,000,000	942,550
5.96%, 06/01/2017	1,450,000	1,514,409
6.50%, 12/01/2039	1,255,000	1,196,881
		12,568,527
Minnesota - 0.23%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	475,000	472,858
5.85%, 07/01/2036	565,000	566,542
6.30%, 07/01/2023	1,000,000	1,013,930
		2,053,330
Missouri - 0.28%
Missouri State Housing Development Commission
4.15%, 09/25/2025	157,788	157,632
5.72%, 09/01/2025	1,315,000	1,309,398
5.74%, 03/01/2037	115,000	116,194
5.82%, 03/01/2037	390,000	389,688
6.00%, 03/01/2025	505,000	508,333
		2,481,245
Nebraska - 0.01%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	110,000	113,484

Nevada - 0.11%
Nevada Housing Division
0.50%, 10/01/2030 (b)	340,000	340,000
0.50%, 10/15/2032 (b)	640,000	640,000
5.11%, 04/01/2017	25,000	25,227
		1,005,227
New Jersey - 0.52%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,064
7.18%, 08/01/2013	125,000	125,028
New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	970,000	954,606
5.93%, 11/01/2028	1,625,000	1,578,541
6.13%, 11/01/2037	1,865,000	1,802,336
		4,575,575

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
New Mexico - 0.35%
New Mexico Mortgage Finance Authority
4.72%, 01/01/2011	$285,000	$285,496
4.72%, 07/01/2011	275,000	275,479
4.90%, 01/01/2012	265,000	269,926
4.90%, 07/01/2012	245,000	249,555
5.00%, 01/01/2013	245,000	251,505
5.00%, 07/01/2013	260,000	266,903
5.42%, 01/01/2016	300,000	304,587
5.60%, 03/01/2011	60,000	60,502
5.68%, 09/01/2013	275,000	297,874
6.15%, 01/01/2038	1,000,000	874,900
		3,136,727
New York - 2.07%
New York City Housing Development Corp.
3.67%, 11/01/2015	805,000	813,034
4.97%, 05/01/2019	1,995,000	2,032,027
5.63%, 11/01/2024	7,500,000	7,544,325
New York State Housing Finance Agency
0.32%, 05/01/2029 (b)	500,000	500,000
0.33%, 05/15/2034 (b)	2,300,000	2,300,000
0.33%, 11/01/2036 (b)	1,300,000	1,300,000
4.90%, 08/15/2025 (c)	1,000,000	1,013,390
5.05%, 08/15/2039 (c)	1,475,000	1,461,533
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	974,510
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	462,720
		18,401,539
North Dakota - 0.05%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	413,068

Ohio - 0.13%
County of Cuyahoga
4.25%, 06/01/2011	870,000	894,229
State of Ohio
7.75%, 12/01/2015 (d)	250,000	254,768
		1,148,997
Oklahoma - 0.22%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	670,000	668,875
5.65%, 09/01/2026	1,285,000	1,276,750
		1,945,625
Oregon - 0.03%
City of Portland
6.03%, 06/15/2018	250,000	273,035

The accompanying notes are an integral part of the financial statements.

19

	Principal
	Amount	Value
Pennsylvania - 0.43%
Commonwealth Financing Authority
4.97%, 06/01/2016	$405,000	$408,746
5.08%, 06/01/2010	50,000	50,000
5.13%, 06/01/2012	735,000	772,235
Pennsylvania Economic Development Financing Authority
0.35%, 04/01/2035 (b)	265,000	265,000
Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	1,420,000	1,420,838
5.76%, 10/01/2037	870,000	866,007
		3,782,826
Rhode Island - 0.07%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	584,378

South Carolina - 0.08%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	692,015

Texas - 0.16%
Texas Department of Housing & Community Affairs
5.00%, 07/01/2034 (c)	1,410,000	1,398,241

Utah - 1.39%
Utah Housing Corp.
0.35%, 01/01/2034 (b) (c)	455,000	455,000
4.80%, 07/01/2017	1,075,000	1,079,773
5.11%, 07/01/2017	495,000	497,658
5.23%, 07/01/2017	100,000	100,871
5.25%, 07/01/2035	750,000	749,490
5.26%, 07/20/2018	180,000	183,859
5.88%, 07/01/2034	915,000	891,347
5.92%, 07/01/2034	2,230,000	2,118,054
6.10%, 07/20/2028	1,295,000	1,290,856
6.12%, 01/01/2035	2,990,000	2,998,701
6.21%, 01/01/2035	20,000	19,657
6.25%, 07/20/2018	565,000	578,809
West Jordan Redevelopment Agency
5.00%, 06/01/2010	835,000	835,000
5.38%, 06/01/2018	530,000	543,139
		12,342,214
Virginia - 2.53%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,182,400
4.84%, 12/01/2013	295,000	310,476
5.50%, 12/01/2020	500,000	498,315
5.50%, 06/25/2034	5,443,690	5,732,538
5.50%, 03/25/2036	3,825,494	3,768,199
5.70%, 11/01/2022	1,250,000	1,248,688
5.97%, 11/01/2024	1,405,000	1,400,883
6.25%, 11/01/2029	4,365,000	4,278,617
		22,420,116

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Washington - 0.49%
King County Housing Authority
6.38%, 12/31/2046	$3,485,000	$3,580,907
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	729,360
		4,310,267
TOTAL MUNICIPAL BONDS (Cost $139,492,667)		141,052,030

MISCELLANEOUS INVESTMENTS - 0.79%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	337,298
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	321,316	324,026
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	5,853,801	6,315,631
TOTAL MISCELLANEOUS INVESTMENTS (Cost $6,614,596)		6,976,955

CERTIFICATES OF DEPOSIT - 0.06%
Certificates of Deposit - 0.06%
Self Help Credit Union
1.10%, 08/24/2010	250,000	250,000
Self Help Federal Credit Union
1.10%, 08/24/2010	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $500,000)		500,000

SHORT-TERM INVESTMENT - 3.47%	Shares
Money Market Fund - 3.47%
AIM Short-Term Investments Money Market, 0.18% (e)	30,796,731	30,796,731

TOTAL SHORT-TERM INVESTMENT (Cost $30,796,731)		30,796,731
Total Investments (Cost $865,693,276) - 100.93%		895,960,886
Liabilities in Excess of Other Assets, Net - (0.93)%		(8,244,611)
NET ASSETS - 100.00%		$887,716,275

Footnotes
The following information for the Fund is presented on an income tax basis as of May 31, 2010:
Cost of Investments	$865,693,575
Gross Unrealized Appreciation	32,159,666
Gross Unrealized Depreciation	(1,892,355)
Net Unrealized Appreciation	$30,267,311

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2010 is $17,104,784, which represents 1.93% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2010.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2010, these securities amounted to $7,231,723,which represents 0.81% of total net assets.

(e)	The rate shown is the 7-day effective yield as of May 31, 2010.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

21

Statement of Assets and Liabilities as of May 31, 2010

Assets:
Investments, at fair value (identified cost — $865,693,276)	$895,960,886
Cash	5,191
Receivables: Interest	5,050,613
Capital shares sold	116,282
Investment securities sold	42,633
Prepaid expenses	88,700
Total Assets	$901,264,305
Liabilities:
Payables:
Investment securities purchased	$11,049,892
Distributions payable	1,578,781
Advisory fees due to Advisor	225,686
Distribution 12b-1 fees	177,695
Shareholder servicing fees	140,363
Capital shares redeemed	89,156
Administration fees	45,136
Officers’ fees	8,481
Accrued expenses	232,840
Total Liabilities	$13,548,030
Net Assets:	$887,716,275
Net Assets consist of:
Paid-In capital	$865,631,322
Distributions in excess of net investment income	(56,133)
Accumulated net realized loss on investments	(8,126,524)
Net unrealized appreciation on investments	30,267,610
Net Assets	$887,716,275
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 75,202,977 shares outstanding)	$816,486,480
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 4,595,235 shares outstanding)	$49,853,531
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 1,971,727 shares outstanding)	$21,376,264
Net Asset Value, offering and redemption price per share — CRA Shares	$10.86
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.85
Net Asset Value, offering and redemption price per share — Retail Shares	$10.84

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Operations for the fiscal year ended May 31, 2010

Investment Income:
Interest	$39,988,735
Dividends	28,696
Total investment income	40,017,431
Expenses:
Investment advisory fees	2,584,480
Distribution fees — CRA Shares	2,017,954
Distribution fees — Retail Shares	40,516
Special administrative services fees — CRA Shares	1,614,381
Shareholder servicing fees — Retail Shares	16,206
Accounting and administration fees	516,883
Professional fees	270,652
Trustees’ fees	165,922
Officers’ fees	164,182
Insurance expense	123,962
Transfer agent fees	121,842
Custodian fees	112,649
Registration and filing expenses	64,234
Printing expense	34,823
Other	116,054
Total expenses	7,964,740
Net investment income	32,052,691
Realized and unrealized gain on investments:
Net realized gain on investments	1,857,679
Net change in unrealized appreciation on investments	16,464,313
Net realized and unrealized gain on investments	18,321,992
Net increase in net assets resulting from operations:	$50,374,683

The accompanying notes are an integral part of the financial statements.

23

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009
Operations: Net investment income	$32,052,691	$30,377,786
Net realized gain/(loss) on investments	1,857,679	(1,415,305)
Net change in unrealized appreciation on investments	16,464,313	17,010,776
Net increase in net assets resulting from operations	50,374,683	45,973,257
Distributions to shareholders from: Net investment income CRA Shares	(29,968,445)	(29,438,539)
Institutional Shares	(1,603,964)	(810,385)
Retail Shares	(633,631)	(258,135)
Total distributions	(32,206,040)	(30,507,059)
Capital share transactions: CRA Shares Shares sold	86,562,553	115,768,352
Shares reinvested	10,635,570	10,896,156
Shares redeemed	(86,153,506)	(74,588,195)
	11,044,617	52,076,313
Institutional Shares Shares sold	25,400,883	18,793,860
Shares reinvested	1,285,203	747,541
Shares redeemed	(8,933,588)	(423,496)
	17,752,498	19,117,905
Retail Shares Shares sold	13,188,449	9,255,770
Shares reinvested	489,504	150,703
Shares redeemed	(2,193,735)	(1,101,532)
	11,484,218	8,304,941
Increase in net assets from capital share transactions	40,281,333	79,499,159
Increase in net assets	58,449,976	94,965,357
Net Assets:
Beginning of year	829,266,299	734,300,942
End of year	$887,716,275	$829,266,299
Distributions in excess of net investment income	$(56,133)	$(3,224)

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statements of Changes in Net Assets (Continued)

	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009

Share Transactions:
CRA Shares Shares sold	8,064,527	10,962,362
Shares reinvested	989,463	1,040,377
Shares redeemed	(8,008,635)	(7,145,596)
Increase in shares	1,045,355	4,857,143
CRA Shares outstanding at beginning of year	74,157,622	69,300,479
CRA Shares outstanding at end of year	75,202,977	74,157,622
Institutional Shares Shares sold	2,366,950	1,768,434
Shares reinvested	119,630	71,267
Shares redeemed	(834,281)	(39,832)
Increase in shares	1,652,299	1,799,869
Institutional Shares outstanding at beginning of year	2,942,936	1,143,067
Institutional Shares outstanding at end of year	4,595,235	2,942,936
Retail Shares Shares sold	1,231,520	884,995
Shares reinvested	45,556	14,337
Shares redeemed	(204,299)	(105,036)
Increase in shares	1,072,777	794,296
Retail Shares outstanding at beginning of year	898,950	104,654
Retail Shares outstanding at end of year	1,971,727	898,950

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights—Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Fiscal Year Ended May 31, 2007	For the Fiscal Year Ended May 31, 2006
Net Asset Value, Beginning of Year	$10.63	$10.41	$10.34	$10.21	$10.75
Investment Operations: Net investment income (a)	0.40	0.43	0.45	0.46	0.43
Net realized and unrealized gain/(loss) on investments (a)	0.23	0.22	0.08	0.13	(0.54)
Total from investment operations	0.63	0.65	0.53	0.59	(0.11)
Distributions from:
Net investment income	(0.40)	(0.43)	(0.46)	(0.46)	(0.43)
Total distributions	(0.40)	(0.43)	(0.46)	(0.46)	(0.43)
Net Asset Value, End of Year	$10.86	$10.63	$10.41	$10.34	$10.21
Total Return (b)	6.01%	6.43%	5.14%	5.83%	(1.07)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$816,486	$788,455	$721,325	$740,569	$648,678
Ratio of expenses to average net assets Before fee waiver	0.95%	0.95%	0.98%	0.95%	0.95%
After fee waiver	0.95%	0.95%	0.98%	0.95%	0.95%
Ratio of net investment income to average net assets	3.70%	4.12%	4.32%	4.42%	4.09%
Portfolio turnover rate	31%	26%	34%	39%	49%
(a) Based on the average daily number of shares outstanding during the year. (b) Returns are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Institutional Shares (b)
	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Year	$10.62	$10.40	$10.33	$10.51
Investment Operations: Net investment income (a)	0.45	0.48	0.49	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.23	0.22	0.07	(0.18)
Total from investment operations	0.68	0.70	0.56	(0.06)
Distributions from:
Net investment income	(0.45)	(0.48)	(0.49)	(0.12)
Total distributions	(0.45)	(0.48)	(0.49)	(0.12)
Net Asset Value, End of Year	$10.85	$10.62	$10.40	$10.33
Total Return (c)	6.49%	6.92%	5.52%	(0.54)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$49,854	$31,266	$11,888	$6,442
Ratio of expenses to average net assets Before fee waiver	0.50%	0.50%	0.62%	0.63	% (d)
After fee waiver	0.50%	0.49%	0.62%	0.63	% (d)
Ratio of net investment income to average net assets	4.14%	4.56%	4.68%	4.77	% (d)
Portfolio turnover rate	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

	Retail Shares (b)
	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008	For the Period Ended May 31, 2007
Net Asset Value, Beginning of Year	$10.62	$10.40	$10.33	$10.51
Investment Operations: Net investment income (a)	0.41	0.44	0.45	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.22	0.23	0.08	(0.18)
Total from investment operations	0.63	0.67	0.53	(0.06)
Distributions from:
Net investment income	(0.41)	(0.45)	(0.46)	(0.12)
Total distributions	(0.41)	(0.45)	(0.46)	(0.12)
Net Asset Value, End of Year	$10.84	$10.62	$10.40	$10.33
Total Return (c)	6.04%	6.56%	5.16%	(0.61)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$21,376	$9,545	$1,088	$767
Ratio of expenses to average net assets Before fee waiver	0.85%	0.85%	0.97%	1.00	% (d)
After fee waiver	0.85%	0.84%	0.97%	1.00	% (d)
Ratio of net investment income to average net assets	3.79%	4.20%	4.33%	4.51	% (d)
Portfolio turnover rate	31%	26%	34%	39%

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized

The accompanying notes are an integral part of the financial statements.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Notes to Financial Statements May 31, 2010

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Advisor generally measures these securities by discounting future cash flows back to the present at current estimated market rates. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At May 31, 2010 the Fund held fair valued securities by the Advisor in the amount of $17,104,784.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

29

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset.  Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bond	$—	$399,859	$—		$399,859
U.S. Government & Agency Obligations	—	699,130,527	17,104,784	*	716,235,311
Municipal Bonds	—	141,052,030	—		141,052,030
Miscellaneous Investments	—	6,976,955	—		6,976,955
Certificates of Deposit	—	500,000	—		500,000
Money Market Fund	30,796,731	—	—		30,796,731
Total Investments in Securities	$30,796,731	$848,059,371	$17,104,784		$895,960,886

*    Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in U.S. Government & Agency Obligations	Investments in Municipal Bonds
Beginning balance as of June 1, 2009	$14,525,331	$1,029,610
Accrued discounts/premiums	(1,765)	—
Realized gain/(loss)	34,722	—
Change in unrealized appreciation/(depreciation)	29,092	—
Net purchases/sales	4,478,671	—
Net transfer in and/or out of Level 3	(1,961,267)	(1,029,610)
Ending balance as of May 31, 2010	$17,104,784	$—

For the year ended May 31, 2010, there have been no significant changes to the Fund’s fair value methodologies.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the values of which equal or exceed 102% of the principal amount of the Fund’s investment. At May 31, 2010, the Fund had no repurchase agreements outstanding.

Reverse Repurchase Agreements. The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse

31

repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At May 31, 2010, the Fund had no reverse repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the trade date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of identified cost for both financial statement and federal income tax purposes. Discounts and premiums are accreted and amortized using the effective interest method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the past 3 tax-year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2010 were as follows:

	Shares	Amount
CRA Shares
Shares sold	8,064,527	$86,562,553
Shares reinvested	989,463	10,635,570
Shares redeemed	(8,008,635)	(86,153,506)
Net increase	1,045,355	$11,044,617
Institutional Shares
Shares sold	2,366,950	$25,400,883
Shares reinvested	119,630	1,285,203
Shares redeemed	(834,281)	(8,933,588)
Net increase	1,652,299	$17,752,498
Retail Shares
Shares sold	1,231,520	$13,188,449
Shares reinvested	45,556	489,504
Shares redeemed	(204,299)	(2,193,735)
Net increase	1,072,777	$11,484,218

33

Transactions in shares of the Fund for the fiscal year ended May 31, 2009 were as follows:

	Shares	Amount
CRA Shares
Shares sold	10,962,362	$115,768,352
Shares reinvested	1,040,377	10,896,156
Shares redeemed	(7,145,596)	(74,588,195)
Net increase	4,857,143	$52,076,313
Institutional Shares
Shares sold	1,768,434	$18,793,860
Shares reinvested	71,267	747,541
Shares redeemed	(39,832)	(423,496)
Net increase	1,799,869	$19,117,905
Retail Shares
Shares sold	884,995	$9,255,770
Shares reinvested	14,337	150,703
Shares redeemed	(105,036)	(1,101,532)
Net increase	794,296	$8,304,941

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2010, were as follows:

Purchases:
U.S. Government	$261,456,502
Other	19,120,511
Sales and Maturities:
U.S. Government	$174,630,380
Other	83,272,369

At May 31, 2010, the cost of securities for income tax purposes and the gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Cost of Investments	$865,693,575
Gross unrealized appreciation	32,159,666
Gross unrealized depreciation	(1,892,355)
Net appreciation on investments	$30,267,311

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2010, the Advisor was entitled to receive advisory fees of $2,584,480.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2010, the Advisor was entitled to receive fees of $1,614,381 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2010, the Fund incurred distribution expenses of $2,017,954 and $40,516 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the services plan for personal liaison and administrative support services through May 31, 2011. For the fiscal year ended May 31, 2010, the Fund incurred expenses under the services plan of $16,206.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2010 to the extent total annualized expenses (excluding

35

acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2010.

The President, Treasurer, and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2010, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Undistributed Accumulated Net Realized Gain
$100,440	$(100,440)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009
Distributions declared from:
Ordinary income	$32,206,040	$30,507,059
Total distributions	$32,206,040	$30,507,059

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,522,648
Capital loss carryforwards	(7,845,900)
Post-October losses	(280,324)
Other temporary differences	(1,578,782)
Unrealized appreciation, net	30,267,311
Distributable earnings, net	$22,084,953

For tax purposes, for the year ended May 31, 2010, the Fund distributed $32,358,970, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $2,226,266, $3,324,537, $1,462,428 and $832,669 available to offset future net capital gains through May 31, 2017, 2016, 2015 and 2014, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2011; should the Fund realize net capital losses in the year ending May 31, 2011, the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through May 31, 2010 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2010, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP

New York, New York
July 29, 2010

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Proxy Policies (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)
For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2010:

Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income (4)	Qualifying for Corporate Dividends Received Deduction (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
100.00%	100.00%	0.00%	0.00%	0.01%	99.89%	0.00%

(1)
The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of “Ordinary Income Distributions” that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2009.

(2)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Community Reinvestment Act Qualified Investment Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law. The provision of the IRC will be expiring for years beginning after December 31, 2010.

(5)
The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2009.

39

Trustees and Officers (Unaudited)
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the Trustees and  is available, without charge, upon request, by calling 1-877-272-1977.

40	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
INDEPENDENT TRUSTEES
John E. Taylor Age 60	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	1	None
Burton Emmer Age 73	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	1	None
Heinz Riehl Age 74	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to present.	1	None
Irvin M. Henderson Age 54	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	1	None
Robert O. Lehrman Age 75	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	1	None

41

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 70	President	1/29/04
Chief Executive Officer, Community Capital Management, Inc. since January 2004; President and Chief Executive Officer of Delaware Family of Funds and Chief Operating Officer of Delaware Investments from 1997 to August 2003.
				N/A	N/A
Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 60	Treasurer and Chief Compliance Officer	5/1/06
Chief Financial Officer of Community Capital Management, Inc. since May 2006; Chief Compliance Officer of Community Capital Management Inc. from January 2007 to January 2010; Chief Compliance Officer of the Trust, January 2007 through July 2009; Chief Financial Officer of the Optimum Funds Trust from July 2003 to December 2005; Chief Financial Officer of the Delaware Family of Funds from August 2003 to March 2005; Senior Vice President of Delaware Investments from 1997 to 2005.
				N/A	N/A
Stefanie J. Little Cipperman & Company 150 South Warner Road Suite 140 King of Prussia, PA 19406 Age 42	Chief Compliance Officer	12/18/09
Attorney, Cipperman & Company since 2007; Director, Cipperman Compliance Services, LLC since 2009; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal and Contract, Brandywine Global Investment Management, LLC from 2004 to 2007.
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Sts. Philadelphia, PA 19103 Age 50	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

42	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 22-23, 2010, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor for an additional one-year period. The Advisor reviewed, and answered Trustees’ questions about, the written materials that the Advisor had provided relating to contract renewal, including a letter from the Advisor responding to specific contract renewal questions. Among other things, those materials covered: (i) the nature, extent and quality of the Advisor’s services provided to the Trust; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Trust; (vi) the Trust’s performance, advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability analysis; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust. The Advisor also discussed, and responded to the Trustees’ questions concerning, the separate accounts managed by the Advisor, the fees charged by the Advisor in connection with the management of those accounts as compared to the fees charged by the Advisor for managing the Trust, and the reasons for the differences in fees charged between the separate accounts and the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them relating to contract renewal, including the matters covered at the April 8, 2010 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to contract renewal. In connection with such renewal, counsel to the Trust reviewed his firm’s memorandum to the Board about the legal principles applicable to the Board’s consideration of the approval of the Advisory Agreement, including without limitation, the Board’s responsibilities under Federal and state law. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Trust; (ii) based on the services that the Advisor would provide to the Trust under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Trust and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses and resulting profitability in providing advisory services to the Trust were reasonable; and (v) breakpoints were currently not relevant to the Trust given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Trust to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
    Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded  by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, Fl 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.	Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $69,550 and $65,000 for fiscal years ended May 31, 2010 and 2009, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $3,700 and $6,500 for the fiscal years ended May 31, 2010 and 2009, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $3,600 and $3,600 for the fiscal years ended May 31, 2010 and 2009, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2010 and 2009, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2010 and May 31, 2009 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items12.	Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number    0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*		/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date:	August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date:	August 6, 2010

By (Signature and Title)*		/s/ Joseph H. Hastings
Joseph H. Hastings, Treasurer/Principal Financial Officer

Date:	August 6, 2010

* Print the name and title of each signing officer under his or her signature.